UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104

13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Bedford
Title:    Executive Officer
Phone:    (415) 568-3380

Signature, Place and Date of Signing:


  /s/ Scott A. Bedford       San Francisco, California       May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  123

Form 13F Information Table Value Total:  $401,413
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-12522                Peninsula Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2         COLUMN 3    COL 4        COLUMN 5      COLUMN 6        COL 7  COLUMN 8

                                                             VALUE   SHRS OR   SH/ PUT/ INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP               PRN AMT   PRN CALL DISCRETION      MNGRS  SOLE      SHARED NONE
--------------                 --------------    -----               -------   --- ---------------      -----  ----      ------ ----
A C MOORE ARTS & CRAFTS INC    COM               00086T103      464     68,073 SH       SHARED-DEFINED  1         68,073
AMERICAN EAGLE OUTFITTERS NE   COM               02553E106    1,073     61,300 SH       SHARED-DEFINED  1         61,300
AMN HEALTHCARE SERVICES INC    COM               001744101      386     25,000 SH       SHARED-DEFINED  1         25,000
AMTRUST FINANCIAL SERVICES I   COM               032359309    1,730    106,723 SH       SHARED-DEFINED  1        106,723
AMTRUST FINANCIAL SERVICES I   COM               032359309    2,104    129,822 SH            SOLE                129,822
ARENA RESOURCES INC            COM               040049108    1,777     45,900 SH            SOLE                 45,900
ATWOOD OCEANICS INC            COM               050095108    2,752     30,000 SH            SOLE                 30,000
AUTOBYTEL INC                  COM               05275N106    3,208  1,485,250 SH            SOLE              1,485,250
BAUER EDDIE HLDGS INC          COM               071625107    7,511  1,930,904 SH       SHARED-DEFINED  1      1,930,904
BAUER EDDIE HLDGS INC          COM               071625107    2,254    579,310 SH            SOLE                579,310
BERRY PETE CO                  CL A              085789105    3,487     75,000 SH       SHARED-DEFINED  1         75,000
BERRY PETE CO                  CL A              085789105    2,510     54,000 SH            SOLE                 54,000
BIG 5 SPORTING GOODS CORP      COM               08915P101      878    100,096 SH       SHARED-DEFINED  1        100,096
BROCADE COMMUNICATIONS SYS I   COM NEW           111621306    7,105    973,300 SH       SHARED-DEFINED  1        973,300
BROCADE COMMUNICATIONS SYS I   COM NEW           111621306    4,745    650,000 SH            SOLE                650,000
CABOT OIL & GAS CORP           COM               127097103    3,813     75,000 SH       SHARED-DEFINED  1         75,000
CABOT OIL & GAS CORP           COM               127097103    8,897    175,000 SH            SOLE                175,000
CACHE INC                      COM NEW           127150308      242     21,477 SH       SHARED-DEFINED  1         21,477
CANADIAN PAC RY LTD            COM               13645T100    2,263     35,200 SH            SOLE                 35,200
CASTLEPOINT HOLDINGS LTD       COM               G19522112    2,965    304,689 SH       SHARED-DEFINED  1        304,689
CASTLEPOINT HOLDINGS LTD       COM               G19522112    1,460    150,000 SH            SOLE                150,000
CEVA INC                       COM               157210105    4,165    544,425 SH       SHARED-DEFINED  1        544,425
CHART INDS INC                 COM PAR $0.01     16115Q308      677     20,000 SH       SHARED-DEFINED  1         20,000
CHART INDS INC                 COM PAR $0.01     16115Q308    1,346     39,777 SH            SOLE                 39,777
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH   167250109    1,570     40,000 SH       SHARED-DEFINED  1         40,000
COINSTAR INC                   COM               19259P300   10,102    359,008 SH       SHARED-DEFINED  1        359,008
COINSTAR INC                   COM               19259P300    2,457     87,304 SH            SOLE                 87,304
COMSCORE INC                   COM               20564W105      301     15,000 SH            SOLE                 15,000
CONTANGO OIL & GAS COMPANY     COM NEW           21075N204   15,403    238,400 SH       SHARED-DEFINED  1        238,400
CONTANGO OIL & GAS COMPANY     COM NEW           21075N204    5,197     80,431 SH            SOLE                 80,431
CONTINENTAL RESOURCES INC      COM               212015101    1,754     55,000 SH       SHARED-DEFINED  1         55,000
CONTINENTAL RESOURCES INC      COM               212015101    3,863    121,123 SH            SOLE                121,123
CROCS INC                      COM               227046109      874     50,000 SH       SHARED-DEFINED  1         50,000
CRYPTOLOGIC LIMITED            SHS               G3159C109    2,746    173,127 SH       SHARED-DEFINED  1        173,127
DENBURY RES INC                COM NEW           247916208    2,669     93,500 SH            SOLE                 93,500
DIAMOND OFFSHORE DRILLING IN   COM               25271C102    3,608     31,000 SH            SOLE                 31,000
ELECTROGLAS INC                COM               285324109    1,885  1,300,000 SH       SHARED-DEFINED  1      1,300,000
ELECTROGLAS INC                COM               285324109    1,760  1,213,889 SH            SOLE              1,213,889
ELOYALTY CORP                  COM NEW           290151307    4,937    612,486 SH       SHARED-DEFINED  1        612,486
ELOYALTY CORP                  COM NEW           290151307    4,433    550,000 SH            SOLE                550,000
ETRIALS WORLDWIDE INC          COM               29786P103      942    520,559 SH       SHARED-DEFINED  1        520,559
EVOLUTION PETROLEUM CORP       COM               30049A107    1,712    376,167 SH       SHARED-DEFINED  1        376,167
EVOLUTION PETROLEUM CORP       COM               30049A107    3,918    861,010 SH            SOLE                861,010
FLOTEK INDS INC DEL            COM               343389102    4,742    325,000 SH       SHARED-DEFINED  1        325,000
FLOTEK INDS INC DEL            COM               343389102      730     50,000 SH            SOLE                 50,000
GAMESTOP CORP NEW              CL A              36467W109    1,034     20,000 SH       SHARED-DEFINED  1         20,000
G-III APPAREL GROUP LTD        COM               36237H101    2,786    207,609 SH       SHARED-DEFINED  1        207,609
GOLDCORP INC NEW               COM               380956409    2,713     70,000 SH       SHARED-DEFINED  1         70,000
GOLDEN STAR RES LTD CDA        COM               38119T104    1,197    350,000 SH       SHARED-DEFINED  1        350,000
GRAHAM CORP                    COM               384556106      716     20,100 SH            SOLE                 20,100
GSE SYS INC                    COM               36227K106    6,464    800,000 SH       SHARED-DEFINED  1        800,000
GSE SYS INC                    COM               36227K106      566     70,000 SH            SOLE                 70,000
GTSI CORP                      COM               36238K103    4,710    652,349 SH       SHARED-DEFINED  1        652,349
GTSI CORP                      COM               36238K103    1,674    231,859 SH            SOLE                231,859
HALLIBURTON CO                 COM               406216101    1,729     43,950 SH            SOLE                 43,950
HESS CORP                      COM               42809H107    1,543     17,500 SH            SOLE                 17,500
HI / FN INC                    COM               428358105    4,581    900,000 SH            SOLE                900,000
HORSEHEAD HLDG CORP            COM               440694305      579     50,000 SH       SHARED-DEFINED  1         50,000
INVESTOOLS INC                 COM               46145P103    2,842    258,554 SH       SHARED-DEFINED  1        258,554
IONA TECHNOLOGIES PLC          SPONSORED ADR     46206P109   13,825  3,563,083 SH       SHARED-DEFINED  1      3,563,083
IONA TECHNOLOGIES PLC          SPONSORED ADR     46206P109    9,661  2,489,828 SH            SOLE              2,489,828
JACK IN THE BOX INC            COM               466367109    2,428     90,375 SH       SHARED-DEFINED  1         90,375
LIMELIGHT NETWORKS INC         COM               53261M104    5,832  1,800,000 SH       SHARED-DEFINED  1      1,800,000
LIMELIGHT NETWORKS INC         COM               53261M104    2,916    900,000 SH            SOLE                900,000
MARATHON OIL CORP              COM               565849106    1,277     28,000 SH            SOLE                 28,000
MEDIWARE INFORMATION SYS INC   COM               584946107    2,560    446,811 SH       SHARED-DEFINED  1        446,811
MEDIWARE INFORMATION SYS INC   COM               584946107      749    130,675 SH            SOLE                130,675
MILLICOM INTL CELLULAR S A     SHS NEW           L6388F110    1,655     17,500 SH       SHARED-DEFINED  1         17,500
MIVA INC                       COM               55311R108    3,344  2,000,000 SH            SOLE              2,000,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR     607409109      379      5,000 SH       SHARED-DEFINED  1          5,000
NEW YORK & CO INC              COM               649295102      625    108,900 SH       SHARED-DEFINED  1        108,900
NEWFIELD EXPL CO               COM               651290108    6,606    125,000 SH       SHARED-DEFINED  1        125,000
NEWFIELD EXPL CO               COM               651290108    6,725    127,250 SH            SOLE                127,250
NEWMONT MINING CORP            COM               651639106    4,530    100,000 SH       SHARED-DEFINED  1        100,000
OCCIDENTAL PETE CORP DEL       COM               674599105    2,700     36,900 SH            SOLE                 36,900
ORION ENERGY SYSTEMS INC       COM               686275108      774     64,760 SH            SOLE                 64,760
PARLUX FRAGRANCES INC          COM               701645103      903    307,140 SH       SHARED-DEFINED  1        307,140
PDI INC                        COM               69329V100    3,384    401,934 SH       SHARED-DEFINED  1        401,934
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408    1,430     14,000 SH            SOLE                 14,000
PLX TECHNOLOGY INC             COM               693417107    9,672  1,450,000 SH       SHARED-DEFINED  1      1,450,000
PLX TECHNOLOGY INC             COM               693417107    3,669    550,000 SH            SOLE                550,000
POMEROY IT SOLUTIONS INC       COM               731822102    2,623    474,352 SH       SHARED-DEFINED  1        474,352
PRG-SCHULTZ INTERNATIONAL IN   COM NEW           69357C503    3,371    385,699 SH       SHARED-DEFINED  1        385,699
QIAO XING MOBILE COMM CO LTD   SHS               G73031109    1,503    250,000 SH            SOLE                250,000
RANGE RES CORP                 COM               75281A109    1,789     28,200 SH       SHARED-DEFINED  1         28,200
RANGE RES CORP                 COM               75281A109    6,218     98,000 SH            SOLE                 98,000
RENESOLA LTD                   SPONS ADS         75971T103    1,988    175,000 SH            SOLE                175,000
RF MICRODEVICES INC            COM               749941100    7,214  2,712,103 SH       SHARED-DEFINED  1      2,712,103
RF MICRODEVICES INC            COM               749941100    2,128    800,000 SH            SOLE                800,000
SCHLUMBERGER LTD               COM               806857108      827      9,500 SH            SOLE                  9,500
SCHWEITZER-MAUDUIT INTL INC    COM               808541106    3,371    145,673 SH       SHARED-DEFINED  1        145,673
SEAGATE TECHNOLOGY             SHS               G7945J104    9,947    475,000 SH       SHARED-DEFINED  1        475,000
SEAGATE TECHNOLOGY             SHS               G7945J104    2,618    125,000 SH            SOLE                125,000
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR     82706C108   11,980    848,466 SH       SHARED-DEFINED  1        848,466
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR     82706C108    4,065    287,910 SH            SOLE                287,910
SKYWORKS SOLUTIONS INC         COM               83088M102      546     75,000 SH       SHARED-DEFINED  1         75,000
SKYWORKS SOLUTIONS INC         COM               83088M102    2,912    400,000 SH            SOLE                400,000
SMITHFIELD FOODS INC           COM               832248108    1,703     66,100 SH       SHARED-DEFINED  1         66,100
SOUTHWESTERN ENERGY CO         COM               845467109    6,738    200,000 SH       SHARED-DEFINED  1        200,000
SOUTHWESTERN ENERGY CO         COM               845467109    3,049     90,500 SH            SOLE                 90,500
SULPHCO INC                    COM               865378103    2,189    525,000 SH       SHARED-DEFINED  1        525,000
SULPHCO INC                    COM               865378103      824    197,667 SH            SOLE                197,667
SUNTECH PWR HLDGS CO LTD       ADR               86800C104    3,853     95,000 SH            SOLE                 95,000
TIER TECHNOLOGIES INC          CL B              88650Q100    5,589    700,324 SH       SHARED-DEFINED  1        700,324
TIER TECHNOLOGIES INC          CL B              88650Q100    2,380    298,200 SH            SOLE                298,200
TOLLGRADE COMMUNICATIONS INC   COM               889542106    2,297    438,334 SH       SHARED-DEFINED  1        438,334
TRANSOCEAN INC NEW             SHS               G90073100    2,704     20,000 SH            SOLE                 20,000
TRIQUINT SEMICONDUCTOR INC     COM               89674K103    1,265    250,000 SH       SHARED-DEFINED  1        250,000
TRIQUINT SEMICONDUCTOR INC     COM               89674K103    4,048    800,000 SH            SOLE                800,000
TRUE RELIGION APPAREL INC      COM               89784N104    1,369     73,785 SH       SHARED-DEFINED  1         73,785
TRUE RELIGION APPAREL INC      COM               89784N104    1,864    100,512 SH            SOLE                100,512
TXCO RES INC                   COM               87311M102    1,857    150,000 SH            SOLE                150,000
ULTRA PETROLEUM CORP           COM               903914109    2,548     32,875 SH            SOLE                 32,875
VALERO ENERGY CORP NEW         COM               91913Y100    2,726     55,500 SH            SOLE                 55,500
VERAZ NETWORKS INC             COM               923359103    1,968    800,000 SH            SOLE                800,000
VERSANT CORP                   COM NEW           925284309    2,364     94,169 SH       SHARED-DEFINED  1         94,169
VMWARE INC                     CL A COM          928563402    1,285     30,000 SH       SHARED-DEFINED  1         30,000
WEATHERFORD INTERNATIONAL LT   COM               G95089101    1,812     25,000 SH       SHARED-DEFINED  1         25,000
WEATHERFORD INTERNATIONAL LT   COM               G95089101    1,087     15,000 SH            SOLE                 15,000
WESTERN DIGITAL CORP           COM               958102105    9,018    333,500 SH       SHARED-DEFINED  1        333,500
WESTERN DIGITAL CORP           COM               958102105    3,853    142,500 SH            SOLE                142,500
WET SEAL INC                   CL A              961840105      429    126,458 SH       SHARED-DEFINED  1        126,458
YAMANA GOLD INC                COM               98462Y100    7,310    500,000 SH       SHARED-DEFINED  1        500,000

SK 03847 0001 883452